Concentration Risk	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Concentration Risk

NOTE 4 – CONCENTRATION RISK

Major Customers

For the six months ended November 30, 2011 and November 30, 2010, the Company had four and two customers, respectively, who accounted for 83% and 100% of total revenues. Two customers accounted for 62% of sales for the six months ended November 30, 2011 and 54% of accounts receivable at November 30, 2011.